Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000188120
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class N
Trading Symbol	VNSNX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 760,352,001
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,434,812
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$760,352,001
# of Portfolio Holdings	26
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,434,812

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Short-Term Investments	3.1%
Insurance	3.2%
Capital Markets	3.5%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.7%
Financial Services	3.9%
Entertainment	3.9%
Pharmaceuticals	4.5%
Oil, Gas & Consumable Fuels	4.7%
Life Sciences Tools & Services	5.0%
Banks	5.2%
Broadline Retail	5.7%
Chemicals	6.0%
Interactive Media & Services	6.1%
Ground Transportation	6.2%
Software	9.0%
Semiconductors & Semiconductor Equipment	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.1%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Monolithic Power Systems, Inc.	5.2%
JPMorgan Chase & Co.	5.2%
Danaher Corp.	5.0%
Zoetis, Inc.	4.5%
ON Semiconductor Corp.	4.1%
Walt Disney Co.	3.9%

C000115833
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class Y
Trading Symbol	VNSYX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 760,352,001
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,434,812
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$760,352,001
# of Portfolio Holdings	26
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,434,812

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Short-Term Investments	3.1%
Insurance	3.2%
Capital Markets	3.5%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.7%
Financial Services	3.9%
Entertainment	3.9%
Pharmaceuticals	4.5%
Oil, Gas & Consumable Fuels	4.7%
Life Sciences Tools & Services	5.0%
Banks	5.2%
Broadline Retail	5.7%
Chemicals	6.0%
Interactive Media & Services	6.1%
Ground Transportation	6.2%
Software	9.0%
Semiconductors & Semiconductor Equipment	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.1%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Monolithic Power Systems, Inc.	5.2%
JPMorgan Chase & Co.	5.2%
Danaher Corp.	5.0%
Zoetis, Inc.	4.5%
ON Semiconductor Corp.	4.1%
Walt Disney Co.	3.9%

C000105119
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class C
Trading Symbol	LSFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 813,711,453
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,287,407
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$813,711,453
# of Portfolio Holdings	292
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,287,407

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	9.6%
Exchange-Traded Funds	1.5%
Consumer Products	3.5%
Property & Casualty Insurance	3.7%
Building Materials	3.7%
Brokerage	4.1%
Consumer Cyclical Services	6.7%
Retailers	7.7%
Media Entertainment	7.7%
Healthcare	7.9%
Technology	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.
C000167848
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class A
Trading Symbol	LSAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
AssetsNet	$ 95,166,661
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 274,509
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,166,661
# of Portfolio Holdings	45
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$274,509

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.5%
Automobiles	3.7%
Aerospace & Defense	3.8%
Entertainment	4.3%
Hotels, Restaurants & Leisure	4.8%
Biotechnology	5.0%
Semiconductors & Semiconductor Equipment	5.9%
Financial Services	7.9%
Pharmaceuticals	8.1%
Software	10.3%
Broadline Retail	14.0%
Interactive Media & Services	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000188118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class N
Trading Symbol	LSFNX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 813,711,453
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,287,407
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$813,711,453
# of Portfolio Holdings	292
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,287,407

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	9.6%
Exchange-Traded Funds	1.5%
Consumer Products	3.5%
Property & Casualty Insurance	3.7%
Building Materials	3.7%
Brokerage	4.1%
Consumer Cyclical Services	6.7%
Retailers	7.7%
Media Entertainment	7.7%
Healthcare	7.9%
Technology	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.
C000105120
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class Y
Trading Symbol	LSFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 813,711,453
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,287,407
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$813,711,453
# of Portfolio Holdings	292
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,287,407

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	9.6%
Exchange-Traded Funds	1.5%
Consumer Products	3.5%
Property & Casualty Insurance	3.7%
Building Materials	3.7%
Brokerage	4.1%
Consumer Cyclical Services	6.7%
Retailers	7.7%
Media Entertainment	7.7%
Healthcare	7.9%
Technology	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
C000115831
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class A
Trading Symbol	VNSAX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 760,352,001
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,434,812
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$760,352,001
# of Portfolio Holdings	26
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,434,812

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Short-Term Investments	3.1%
Insurance	3.2%
Capital Markets	3.5%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.7%
Financial Services	3.9%
Entertainment	3.9%
Pharmaceuticals	4.5%
Oil, Gas & Consumable Fuels	4.7%
Life Sciences Tools & Services	5.0%
Banks	5.2%
Broadline Retail	5.7%
Chemicals	6.0%
Interactive Media & Services	6.1%
Ground Transportation	6.2%
Software	9.0%
Semiconductors & Semiconductor Equipment	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.1%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Monolithic Power Systems, Inc.	5.2%
JPMorgan Chase & Co.	5.2%
Danaher Corp.	5.0%
Zoetis, Inc.	4.5%
ON Semiconductor Corp.	4.1%
Walt Disney Co.	3.9%

C000167849
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class C
Trading Symbol	LSCGX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.95%
AssetsNet	$ 95,166,661
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 274,509
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,166,661
# of Portfolio Holdings	45
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$274,509

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.5%
Automobiles	3.7%
Aerospace & Defense	3.8%
Entertainment	4.3%
Hotels, Restaurants & Leisure	4.8%
Biotechnology	5.0%
Semiconductors & Semiconductor Equipment	5.9%
Financial Services	7.9%
Pharmaceuticals	8.1%
Software	10.3%
Broadline Retail	14.0%
Interactive Media & Services	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000105118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class A
Trading Symbol	LSFAX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 813,711,453
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,287,407
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$813,711,453
# of Portfolio Holdings	292
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,287,407

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	9.6%
Exchange-Traded Funds	1.5%
Consumer Products	3.5%
Property & Casualty Insurance	3.7%
Building Materials	3.7%
Brokerage	4.1%
Consumer Cyclical Services	6.7%
Retailers	7.7%
Media Entertainment	7.7%
Healthcare	7.9%
Technology	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.
C000115832
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class C
Trading Symbol	VNSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
AssetsNet	$ 760,352,001
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,434,812
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$760,352,001
# of Portfolio Holdings	26
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,434,812

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Short-Term Investments	3.1%
Insurance	3.2%
Capital Markets	3.5%
Specialty Retail	3.6%
Health Care Equipment & Supplies	3.7%
Financial Services	3.9%
Entertainment	3.9%
Pharmaceuticals	4.5%
Oil, Gas & Consumable Fuels	4.7%
Life Sciences Tools & Services	5.0%
Banks	5.2%
Broadline Retail	5.7%
Chemicals	6.0%
Interactive Media & Services	6.1%
Ground Transportation	6.2%
Software	9.0%
Semiconductors & Semiconductor Equipment	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.1%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Monolithic Power Systems, Inc.	5.2%
JPMorgan Chase & Co.	5.2%
Danaher Corp.	5.0%
Zoetis, Inc.	4.5%
ON Semiconductor Corp.	4.1%
Walt Disney Co.	3.9%

C000188122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class N
Trading Symbol	LSNGX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 95,166,661
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 274,509
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,166,661
# of Portfolio Holdings	45
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$274,509

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.5%
Automobiles	3.7%
Aerospace & Defense	3.8%
Entertainment	4.3%
Hotels, Restaurants & Leisure	4.8%
Biotechnology	5.0%
Semiconductors & Semiconductor Equipment	5.9%
Financial Services	7.9%
Pharmaceuticals	8.1%
Software	10.3%
Broadline Retail	14.0%
Interactive Media & Services	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

C000167850
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class Y
Trading Symbol	LSGGX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 95,166,661
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 274,509
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,166,661
# of Portfolio Holdings	45
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$274,509

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.5%
Automobiles	3.7%
Aerospace & Defense	3.8%
Entertainment	4.3%
Hotels, Restaurants & Leisure	4.8%
Biotechnology	5.0%
Semiconductors & Semiconductor Equipment	5.9%
Financial Services	7.9%
Pharmaceuticals	8.1%
Software	10.3%
Broadline Retail	14.0%
Interactive Media & Services	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities